Document and Entity Information	6 Months Ended
Feb. 29, 2020
Document And Entity Information
Entity Registrant Name	ShiftPixy, Inc.
Entity Central Index Key	0001675634
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false